Statutory Insurance Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statutory disclosures
Statutory reserves assumed by affiliated reinsurance subsidiaries	$ 17,815.1	$ 10,085.7
Admitted assets under prescribed and permitted statutory accounting practices	3,748.4	4,146.0
Statutory net income (loss)	(1,563.1)	864.0	$ 915.9
Statutory capital and surplus	4,304.4	$ 5,375.2	$ 5,682.4
ULSG reserves assumed by affiliated reinsurance subsidiaries and then ceded to a third party reinsurer	$ 9,956.9